Employee compensation (Tables)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Employee compensation costs
Employee compensation costs were included in the following expenses for the fiscal year ended December 31:

	2020	2019
	$	$
Cost of revenue	8,093	5,875
General and administrative	6,173	5,296
Sales and marketing	16,658	11,317
Research and development	10,094	6,972
	41,018	29,460